Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred revenue [Line Items]
Deferred revenue, current	¥ 430,683	$ 62,031	¥ 385,300
Deferred revenue, non-current	25,459	$ 3,667	20,752
Live streaming [Member]
Deferred revenue [Line Items]
Deferred revenue, current	308,545		187,930
Deferred revenue, non-current	12,002		8,757
Online Games [Member]
Deferred revenue [Line Items]
Deferred revenue, current	61,589		81,054
Membership [Member]
Deferred revenue [Line Items]
Deferred revenue, current	47,532		87,483
Deferred revenue, non-current	6,273		11,328
Others
Deferred revenue [Line Items]
Deferred revenue, current	13,017		28,833
Deferred revenue, non-current	¥ 7,184		¥ 667